Accounting Principles and Policies - Additional Information (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of accounting principles and policies [line items]
Cost of sales	£ 0
Co-promotion revenue	16,000,000	£ 9,000,000	£ 14,000,000
Milestone income	0	£ 0	£ 0
Provisions related to legal and other disputes	£ 0
Amortised brands [member] | Top of range [member]
Disclosure of accounting principles and policies [line items]
Estimated useful lives	20 years
ERP software systems [member] | Top of range [member]
Disclosure of accounting principles and policies [line items]
Estimated useful lives	Ten years
ERP software systems [member] | Bottom of range [member]
Disclosure of accounting principles and policies [line items]
Estimated useful lives	Seven years
Computer software [member] | Top of range [member]
Disclosure of accounting principles and policies [line items]
Estimated useful lives	Five years
Computer software [member] | Bottom of range [member]
Disclosure of accounting principles and policies [line items]
Estimated useful lives	Three years
Licences and franchises [member] | Top of range [member]
Disclosure of accounting principles and policies [line items]
Estimated useful lives	20 years